UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22649

Name of Fund:  iShares U.S. ETF Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2025

Date of reporting period: 04/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares Short Maturity Municipal Bond Active ETF

MEAR | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Short Maturity Municipal Bond Active ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Maturity Municipal Bond Active ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.33%	3.36%	1.94%	1.51%
Bloomberg Municipal Bond Index...
	(0.78)	1.66	1.17	2.10
Bloomberg Municipal Bond: 1 Year (1-2) Index...
	1.25	3.48	1.51	1.36

Key Fund statistics

Net Assets...
$1,011,074,225
Number of Portfolio Holdings...
298
Portfolio Turnover Rate...
16%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
8.2%
AA+...
19.3
AA...
13.5
AA-...
7.1
A+...
4.2
A...
5.4
A-...
7.8
BBB+...
2.4
BBB...
0.3
D...
2.7
Not Rated...
29.1
State	Percent of TotaI InvestmentsFootnote Reference(a)
Texas ...
12.3%
New York ...
9.5
Illinois ...
7.1
Iowa ...
6.1
Tennessee ...
5.6
Alabama ...
5.5
Pennsylvania ...
4.2
Oregon ...
3.6
Louisiana ...
3.6
Georgia ...
3.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short Maturity Municipal Bond Active ETF

Semi-Annual Shareholder Report — April 30, 2025

MEAR-04/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares U.S. ETF Trust
iShares Short Maturity Municipal Bond Active ETF | MEAR | Cboe BZX Exchange

Table of Contents
Page

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 5.5%
Black Belt Energy Gas District
Series 2022C-1 , RB , 5.25% , 06/01/25 .... USD 615 $ 615,525
Series 2023C , RB , 5.50% , 06/01/26 ..... 1,000 1,017,363
Series 2024D , RB , 5.00% , 11/01/26 ..... 2,000 2,028,718
Series 2024C , RB , 5.00% , 07/01/27 ..... 935 953,769
Series 2024C , RB , 5.00% , 07/01/28 ..... 1,480 1,517,808
Series 2024D , RB , 5.00% , 11/01/29 ..... 3,500 3,637,700
Series 2023D-1 , RB , VRDN
5.50% , 02/01/29
(a)
............... 2,730 2,866,504
Series 2022E , RB , VRDN 5.00% , 06/01/28
(a)
5,000 5,135,359
Energy Southeast A Cooperative District
Series 2023B-1 , RB , 5.50% , 11/01/26 .... 800 817,859
Series 2024B , RB , 5.00% , 12/01/26 ..... 100 101,584
Series 2023B-1 , RB , 5.50% , 05/01/27 .... 1,570 1,615,622
Series 2024B , RB , 5.00% , 06/01/27 ..... 115 117,329
Series 2024B , RB , 5.00% , 12/01/27 ..... 100 102,466
Series 2024B , RB , 5.00% , 06/01/28 ..... 240 246,956
Series 2024B , RB , 5.00% , 12/01/28 ..... 250 258,403
Industrial Development Board of the City of
Mobile Alabama, Series 2008, RB, VRDN,
3.30%, 03/12/26
(a)
................ 9,000 8,983,382
Southeast Alabama Gas Supply District (The)
Series 2024B , RB , 5.00% , 05/01/25 ..... 965 965,018
Series 2024B , RB , 5.00% , 05/01/26 ..... 800 807,316
Southeast Energy Authority A Cooperative
District
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/25 ............ 170 170,132
Series 2023A , RB , 5.00% , 07/01/25 ..... 650 650,793
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/26 ............ 185 187,259
Series 2024C , RB , 5.00% , 11/01/26 ..... 1,000 1,018,181
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/27 ............ 1,000 1,021,693
Series 2024C , RB , 5.00% , 11/01/27 ..... 1,000 1,028,136
Series 2025C , RB , 5.00% , 02/01/28
(b)
.... 840 862,476
Series 2025C , RB , 5.00% , 08/01/28 ..... 1,100 1,133,342
Series 2024C , RB , 5.00% , 11/01/28 ..... 1,000 1,034,445
Series 2025B , RB , 5.00% , 01/01/29
(b)
.... 1,310 1,353,179
Series 2025C , RB , 5.00% , 02/01/29
(b)
.... 885 914,867
Series 2025A , RB , 5.00% , 06/01/29 ..... 170 176,255
Series 2025B , RB , 5.00% , 07/01/29 ..... 1,235 1,280,961
Series 2025C , RB , 5.00% , 08/01/29
(b)
.... 1,130 1,171,678
Series 2025B , RB , 5.00% , 01/01/30
(b)
.... 1,175 1,221,466
Series 2022B-1 , RB , VRDN
5.00% , 08/01/28
(a)
............... 10,500 10,773,309
55,786,853
Arizona — 0.5%
Arizona Health Facilities Authority
Series 2015B , RB , VRDN 3.87% , 05/01/25
(a)
3,600 3,569,247
City of Phoenix Civic Improvement Corp., Series
2017A, RB, AMT, 5.00%, 07/01/29 ...... 1,700 1,735,153
5,304,400
California — 1.7%
City of Los Angeles, Series 2024, RB,
5.00%, 06/26/25 ................. 10,000 10,017,122
City of Los Angeles Department of Airports,
Series 2025A, RB, AMT, 5.00%, 05/15/29
(b)
4,000 4,163,351
San Joaquin Valley Clean Energy Authority,
Series 2025A, RB, 5.00%, 07/01/28 ..... 475 488,599
Security
Par (000)
Par (000) Value
California (continued)
State of California, GO, 5.00%, 03/01/30 .... USD 2,220 $ 2,405,581
17,074,653
Colorado — 2.1%
City & County of Denver Airport System
Series 2018A , RB, AMT , 5.00% , 12/01/26 . 5,000 5,105,114
Series 2018A , RB, AMT , 5.00% , 12/01/28 . 4,605 4,807,089
Colorado Health Facilities Authority, Series
2018B, RB, VRDN, 5.00%, 11/20/25
(a)
.... 1,000 1,007,580
Colorado School of Mines, Series 2022D, RB,
VRDN, 4.49%, 05/01/25
(a)
........... 4,715 4,731,114
University of Colorado Hospital Authority, Series
2018B, RB, VRDN (TD Bank NA SBPA),
2.50%, 05/01/25
(a)
................ 6,000 6,000,000
21,650,897
Connecticut — 0.7%
Connecticut State Health & Educational Facilities
Authority
Series 2024A , RB , 5.00% , 07/01/25 ..... 550 551,505
Series 2024A , RB , 5.00% , 07/01/26 ..... 2,050 2,093,027
State of Connecticut, Series 2023B, GO,
5.00%, 08/01/25 ................. 4,575 4,593,294
7,237,826
District of Columbia — 1.4%
District of Columbia, Series A, RB, VRDN (TD
Bank NA LOC), 2.45%, 05/01/25
(a)
...... 8,125 8,125,000
District of Columbia Housing Finance Agency
(a)
Series 2025B , RB , VRDN 5.00% , 02/01/28 2,010 2,075,259
Series 2025 , RB , VRDN 3.15% , 11/01/28
(b)
2,500 2,485,287
Metropolitan Washington Airports Authority
Aviation, Series 2021A, RB, AMT,
5.00%, 10/01/27 ................. 800 824,626
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Series 2019-XG0267, RB, VRDN
(Bank of America NA LOC), 3.67%, 05/01/25
(a)
(c) (d)
......................... 220 220,000
13,730,172
Florida — 1.8%
City of Port St Lucie, Series 2016, RB,
5.00%, 09/01/29 ................. 810 827,482
County of Miami-Dade, Series 2024A, RB, AMT,
5.00%, 10/01/28 ................. 1,760 1,828,526
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/26 ...... 1,515 1,525,213
Hillsborough County Aviation Authority
Series 2022A , RB, AMT , 5.00% , 10/01/27 . 600 618,890
Series 2024B , RB, AMT , 5.00% , 10/01/27 . 330 340,390
Series 2024B , RB, AMT , 5.00% , 10/01/28 . 3,200 3,330,847
Miami-Dade County Housing Finance Authority,
Series 2025B, RB, VRDN, 3.55%, 03/01/28
(a)
3,000 2,995,833
Monroe County School District, RB,
4.00%, 05/29/25 ................. 7,000 7,004,262
18,471,443
Georgia — 3.4%
Development Authority of Burke County (The),
Series 2013-1, RB, VRDN, 3.38%, 03/12/27
(a)
3,750 3,715,966
Main Street Natural Gas, Inc.
Series 2023A , RB , 5.00% , 06/01/25 ..... 750 750,698
Series 2024B , RB , 5.00% , 09/01/25 ..... 245 245,969
Series 2023B , RB , 5.00% , 09/01/25 ..... 260 261,029

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2024A , RB , 5.00% , 09/01/25 ..... USD 500 $ 501,978
Series 2023D , RB , 5.00% , 12/01/25 ..... 550 554,220
Series 2024A , RB , 5.00% , 03/01/26 ..... 680 687,331
Series 2024B , RB , 5.00% , 03/01/26 ..... 350 353,773
Series 2019A , RB , 5.00% , 05/15/26 ..... 5,695 5,761,009
Series 2024B , RB , 5.00% , 09/01/26 ..... 200 203,370
Series 2023D , RB , 5.00% , 12/01/26 ..... 1,000 1,019,190
Series 2024B , RB , 5.00% , 03/01/27 ..... 490 500,978
Series 2022B , RB , 5.00% , 06/01/27 ..... 1,750 1,791,214
Series 2024C , RB , 5.00% , 12/01/27 ..... 750 769,994
Series 2024C , RB , 5.00% , 12/01/28 ..... 925 954,107
Series 2024E , RB , 5.00% , 12/01/28 ..... 2,220 2,289,856
Series 2024E , RB , 5.00% , 12/01/29 ..... 2,810 2,908,851
Series 2025A , RB , 5.00% , 12/01/29
(b)
.... 750 779,883
Series 2019C , RB , VRDN 4.00% , 09/01/26
(a)
8,520 8,531,162
Series 2023B , RB , VRDN 5.00% , 03/01/30
(a)
2,175 2,264,045
34,844,623
Hawaii — 0.3%
State of Hawaii, Series EY, GO, 5.00%, 10/01/27 3,405 3,427,064
Idaho — 0.6%
Idaho Health Facilities Authority, Series
2025D, RB, VRDN (TD Bank NA LOC),
2.50%, 05/01/25
(a)
................ 6,000 6,000,000
Illinois — 7.2%
Chicago Midway International Airport
Series 2024A , RB, AMT , 5.00% , 01/01/26 . 1,350 1,360,958
Series 2023C , RB, AMT , 5.00% , 01/01/27 . 1,500 1,528,733
Series 2024A , RB, AMT , 5.00% , 01/01/27 . 1,000 1,018,906
Chicago O'Hare International Airport
Series 2022C , RB, AMT , 5.00% , 01/01/26 . 1,400 1,416,708
Series 2024C , RB, AMT , 5.00% , 01/01/26 . 6,000 6,063,936
Series 2024C , RB, AMT , 5.00% , 01/01/29 . 10,000 10,427,278
City of Chicago, Series 2025B, RB, VRDN,
3.40%, 06/01/28
(a)
................ 8,000 7,907,510
DeKalb Park District
Series 2025 , GO , 5.00% , 03/01/28 ( BAM ) . 310 323,051
Series 2025 , GO , 5.00% , 03/01/29 ( BAM ) . 325 342,872
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 700 750,679
Illinois Finance Authority
Series 2024 , RB , 5.00% , 08/01/25 ...... 325 325,806
Series 2024 , RB , 5.00% , 08/01/26 ...... 400 405,724
Series 2024 , RB , 5.00% , 08/01/27 ...... 425 435,085
Series 2025A , RB , 5.00% , 07/01/29
(b)
.... 1,740 1,861,121
Series 2018C , RB , VRDN ( PNC Bank NA
LOC ), 3.00% , 05/01/25
(a)
........... 20,000 20,000,000
Series 2020B , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 2.25% , 05/01/25
(a)
... 13,200 13,200,000
State of Illinois
Series 2024B , GO , 5.00% , 05/01/25 ..... 1,000 1,000,035
Series 2024B , GO , 5.00% , 05/01/26 ..... 2,300 2,333,857
Series 2024B , GO , 5.00% , 05/01/28 ..... 1,600 1,663,352
72,365,611
Indiana — 1.4%
Indiana Finance Authority
Series 2024 , RB , 5.00% , 03/01/27 ...... 275 281,732
Series 2024 , RB , 5.00% , 03/01/28 ...... 900 932,325
Series 2024 , RB , 5.00% , 03/01/29 ...... 765 800,622
Series 2010A , RB, AMT , VRDN
3.85% , 06/02/25
(a)
............... 3,000 2,990,090
Series 2021B , RB , VRDN 3.92% , 03/01/27
(a)
835 814,360
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2009D , RB , VRDN ( TD Bank NA
LOC ), 2.50% , 05/01/25
(a)
........... USD 2,400 $ 2,400,000
Indiana Moral Obligation, Tender Option Bond
Trust Receipts/Certificates, Series 2016-
XL0019, RB, VRDN (Barclays Bank plc LIQ),
3.77%, 05/01/25
(a) (c) (d)
.............. 6,000 6,000,000
14,219,129
Iowa — 6.1%
Iowa Finance Authority
Series 2016E , RB , 5.00% , 08/15/29 ..... 795 802,375
Series 2021 , RB , VRDN ( Korea Development
Bank LOC ), 3.90% , 05/01/25
(a) (d)
..... 29,600 29,600,000
Series 2021 , RB, AMT , VRDN ( Citibank NA
LOC ), 3.88% , 04/01/26
(a)
........... 7,000 6,973,929
PEFA, Inc., Series 2019, RB, VRDN,
5.00%, 09/01/26
(a)
................ 24,140 24,404,716
61,781,020
Kansas — 1.3%
City of Burlington
(a)
Series 2007A , RB , VRDN 3.43% , 05/08/25 4,000 4,000,000
Series 2007B , RB , VRDN 3.43% , 05/08/25 9,000 9,000,000
13,000,000
Kentucky — 3.3%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates, Series 2018-XG0161, RB, VRDN
(Bank of America NA LOC), 3.65%, 05/08/25
(AGM)
(a) (c) (d)
.................... 500 500,000
Kentucky Public Energy Authority
Series 2024A , RB , 5.00% , 07/01/25 ..... 315 315,419
Series 2024B , RB , 5.00% , 08/01/25 ..... 375 375,866
Series 2024A , RB , 5.00% , 07/01/26 ..... 375 379,238
Series 2024A , RB , 5.00% , 07/01/27 ..... 425 433,144
Series 2024B , RB , 5.00% , 08/01/27 ..... 865 884,031
Series 2023A-1 , RB , 5.00% , 08/01/28 .... 490 504,343
Series 2024B , RB , 5.00% , 08/01/28 ..... 920 946,929
Series 2018C-1 , RB , VRDN
4.00% , 06/01/25
(a)
............... 4,000 3,999,722
Series 2025A , RB , VRDN 5.25% , 12/01/29
(a) (b)
18,000 18,873,369
Kentucky State Property & Building Commission
Series 2024B , RB , 5.00% , 11/01/25 ..... 5,250 5,293,398
Series A , RB , 5.00% , 11/01/25 ......... 375 378,100
32,883,559
Louisiana — 3.6%
(a)
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2001 , RB , VRDN 4.12% , 05/08/25 . 4,000 4,000,000
Series 2002 , RB , VRDN 4.12% , 05/01/25 . 6,000 6,000,000
Parish of St James, Series 2010B-1, RB, VRDN,
2.96%, 05/07/25 ................. 26,500 26,500,000
36,500,000
Maine — 1.0%
Maine State Housing Authority, Series 2024E,
RB, VRDN, 3.25%, 11/15/25
(a)
......... 10,000 10,003,127
Maryland — 0.2%
Maryland Health & Higher Educational Facilities
Authority, Series 1985A, RB, VRDN (TD Bank
NA LOC), 3.32%, 05/08/25
(a)
......... 2,400 2,400,000

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts — 1.6%
City of Quincy
Series 2024 , GO , 5.00% , 05/01/25 ...... USD 1,180 $ 1,180,052
Series 2024 , GO , 5.00% , 05/01/26 ...... 1,240 1,262,299
Series 2024 , GO , 5.00% , 05/01/27 ...... 1,300 1,345,267
Series 2024 , GO , 5.00% , 05/01/28 ...... 1,370 1,439,329
Series 2024 , GO , 5.00% , 05/01/29 ...... 1,435 1,529,929
Massachusetts Bay Transportation Authority,
TECP (TD Bank NA SBPA), 2.86%, 05/06/25 5,200 5,199,389
Massachusetts Water Resources Authority (TD
Bank NA LOC), 2.85%, 05/07/25 ....... 4,000 3,999,478
15,955,743
Michigan — 0.5%
Michigan Strategic Fund, Series 2001, RB,
4.13%, 08/01/27 ................. 2,700 2,672,915
Okemos Public Schools, Series 2024II, GO,
5.00%, 05/01/26 (Q-SBLF) .......... 1,200 1,221,756
Walled Lake Consolidated School District
Series 2024 , GO , 5.00% , 05/01/25 ( Q-SBLF ) 405 405,018
Series 2024 , GO , 5.00% , 05/01/26 ( Q-SBLF ) 475 483,612
4,783,301
Minnesota — 0.8%
Minneapolis-St Paul Metropolitan Airports
Commission, Series 2024B, RB, AMT,
5.00%, 01/01/28 ................. 2,850 2,958,125
Minnesota Housing Finance Agency, Series
2017F, RB, VRDN (Royal Bank of Canada
SBPA), 3.62%, 05/01/25 (GNMA/FNMA/
FHLMC)
(a)
..................... 4,000 4,000,000
Sartell-St Stephen Independent School District
No. 748
Series 2025A , GO , 5.00% , 02/01/28 ( SD
CRED PROG ) .................. 490 514,546
Series 2025A , GO , 5.00% , 02/01/29 ( SD
CRED PROG ) .................. 290 309,171
7,781,842
Missouri — 0.7%
City of Kansas City
Series 2025C , RB , 5.00% , 04/01/29 ..... 2,185 2,320,085
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,215 1,304,902
Industrial Development Authority of the City of St
Louis Missouri (The), Series 2025, RB, VRDN,
3.15%, 04/01/28
(a) (b)
............... 1,500 1,475,169
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Series 2018C-16,
RB, VRDN (Royal Bank of Canada LOC),
3.67%, 05/01/25
(a) (c) (d)
.............. 2,000 2,000,000
7,100,156
Nebraska — 1.7%
County of Douglas, Series 2021B, RB, VRDN,
4.15%, 05/01/25
(a) (d)
............... 3,400 3,395,750
Lincoln Nebraska Electric, TECP (JPMorgan
Chase Bank NA SBPA), 3.25%, 05/08/25 .. 3,500 3,499,483
Omaha Nebraska Airport Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2024-XG0593, RB, VRDN (Bank of
America NA LIQ), 3.82%, 05/08/25 (AGC)
(a) (c) (d)
10,000 10,000,000
16,895,233
Security
Par (000)
Par (000) Value
Nevada — 0.1%
Reno-Tahoe Airport Authority, Series 2024A, RB,
AMT, 5.00%, 07/01/29 ............. USD 1,260 $ 1,309,336
New Hampshire — 2.5%
New Hampshire Business Finance
Authority, Series 2018A, RB, AMT, VRDN,
4.50%, 07/01/25
(a)
................ 15,000 15,001,922
New Hampshire Housing Finance Authority,
Series 2024D, RB, VRDN, 3.58%, 07/01/25
(GNMA/FNMA/FHLMC)
(a)
........... 5,950 5,951,888
State of New Hampshire
(b)
Series 2025A , GO , 5.00% , 04/01/26 ..... 2,460 2,505,646
Series 2025A , GO , 5.00% , 04/01/27 ..... 1,600 1,658,608
25,118,064
New Jersey — 3.3%
Borough of Haledon, Series 2024A, GO,
4.00%, 09/25/25 ................. 3,338 3,340,553
Borough of Manasquan, GO, 4.00%, 10/01/25 2,711 2,719,399
Borough of Pompton Lakes, GO,
4.50%, 06/06/25 ................. 700 701,076
Essex County Improvement Authority, Series
2024, RB, 5.00%, 06/18/25 (GTD) ...... 8,295 8,307,738
Jersey City Municipal Utilities Authority, Series
2024B, RB, 5.00%, 05/01/25 (GTD) ..... 3,550 3,550,097
New Jersey Higher Education Student
Assistance Authority, Series 2024B, RB, AMT,
5.00%, 12/01/27 ................. 1,600 1,645,084
Township of Egg Harbor, GO, 4.00%, 08/07/25 900 901,317
Township of Maplewood, GO, 4.00%, 10/07/25 5,100 5,110,418
Township of Mount Holly, Series 2024A, GO,
4.00%, 09/24/25 ................. 3,417 3,425,647
Township of Pemberton, GO, 4.50%, 05/27/25 3,477 3,480,012
33,181,341
New Mexico — 0.3%
New Mexico Mortgage Finance Authority, Series
2023, RB, VRDN, 5.00%, 09/01/25
(a)
..... 970 972,592
New Mexico Municipal Energy Acquisition
Authority
Series 2025 , RB , 5.00% , 05/01/27 ...... 435 445,427
Series 2025 , RB , 5.00% , 05/01/28
(b)
..... 480 495,645
Series 2025 , RB , 5.00% , 05/01/29 ...... 635 659,396
2,573,060
New York — 9.6%
Babylon Union Free School District, GO,
4.00%, 06/24/25 (SAW) ............ 3,100 3,102,055
City of New York
(a)
Series 2015F-6 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.50% , 05/01/25 5,700 5,700,000
Series B-5 , GO , VRDN ( Barclays Bank plc
SBPA ), 2.55% , 05/01/25 ........... 9,750 9,750,000
Hempstead Town Local Development Corp.,
Series 2021A, RB, 5.00%, 07/01/25 ..... 520 521,445
Lafayette Central School District, Series 2024,
GO, 4.50%, 06/20/25 (SAW) ......... 1,000 1,001,335
Monroe County Industrial Development
Corp., Series 2023B-1, RB, VRDN,
5.00%, 07/01/27
(a)
................ 4,000 4,120,045
New York City Housing Development
Corp., Series 2024F-2, RB, VRDN,
3.40%, 01/02/29
(a)
................ 10,000 9,913,402

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance
Authority
(a)
Series 2010CC , RB , VRDN ( State Street
Bank & Trust Co. SBPA ), 2.50% , 05/01/25 USD 5,700 $ 5,700,000
Series 2023, Sub-Series B-1 , RB ,
VRDN ( Mizuho Bank Ltd. SBPA ),
2.55% , 05/01/25 ................ 2,500 2,500,000
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 2.50% , 05/01/25 .... 1,700 1,700,000
New York City Transitional Finance Authority
Series 2025D , RB , 5.00% , 05/01/26 ..... 4,450 4,536,640
Series 2025D , RB , 5.00% , 05/01/29 ..... 2,500 2,676,021
New York City Transitional Finance Authority
Future Tax Secured
(a)
Series 2019C-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.55% , 05/01/25 ........ 5,100 5,100,000
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.50% , 05/01/25 8,200 8,200,000
Onondaga County Resource Recovery Agency,
Series 2015A, RB, AMT, 5.00%, 05/01/27
(AGM) ....................... 2,830 2,833,247
Palmyra Macedon Central School District, GO,
4.50%, 06/17/25 (SAW) ............ 4,320 4,324,610
Schodack Central School District, GO,
4.00%, 07/15/25 (SAW) ............ 1,200 1,201,423
Town of Ossining, GO, 4.50%, 08/01/25 .... 3,536 3,548,954
Triborough Bridge & Tunnel Authority, Series
2022E-2A, RB, VRDN, 3.97%, 05/01/25 ,(1-
day SOFR + 1.05%)
(a)
............. 11,000 10,996,719
Union Endicott Central School District, GO,
4.50%, 06/27/25 (SAW) ............ 4,800 4,807,580
Webutuck Central School District, GO,
4.50%, 06/20/25 (SAW) ............ 4,700 4,704,965
96,938,441
North Carolina — 2.5%
Cumberland County Industrial Facilities &
Pollution Control Financing Authority, Series
2024, RB, AMT, VRDN, 3.75%, 11/01/25
(a)
. 15,000 14,963,650
Durham Capital Financing Corp., Series 2016,
RB, 5.00%, 12/01/28 .............. 1,000 1,025,739
Inlivian, Series 2025, RB, VRDN,
3.63%, 11/01/27
(a)
................ 4,000 4,018,712
State of North Carolina, Series 2025, RB,
5.00%, 03/01/27
(b)
................ 5,000 5,151,424
25,159,525
Ohio — 2.1%
Akron Bath Copley Joint Township Hospital
District, Series 2017C, RB, VRDN (BMO
Harris Bank NA LOC), 3.35%, 05/01/25
(a)
.. 5,030 5,030,000
City of Hamilton, Series 2024, GO,
4.00%, 12/17/25 (ST STANDBY NT
PURCHASE) ................... 2,900 2,912,575
City of Miamisburg, Series 2025, GO,
3.75%, 02/10/26 (ST STANDBY NT
PURCHASE) ................... 2,000 2,008,299
Columbus Regional Airport Authority, Series
2025A, RB, AMT, 5.00%, 01/01/30 ...... 1,675 1,740,251
Ohio Air Quality Development Authority, Series
2005C, RB, AMT, 3.70%, 04/01/28 ...... 3,250 3,203,804
Ohio Higher Educational Facility Commission,
Series 2021B, RB, VRDN, 3.85%, 05/01/25
(a)
6,500 6,365,827
21,260,756
Security
Par (000)
Par (000) Value
Oklahoma — 0.6%
Garfield County Industrial Authority, Series
2024A, RB, VRDN, 2.90%, 05/08/25
(a)
.... USD 5,400 $ 5,400,000
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/26 ................. 400 406,559
University of Oklahoma (The), Series 2024A,
RB, 5.00%, 07/01/25 (BAM) .......... 300 300,806
6,107,365
Oregon — 3.6%
Oregon State Lottery
(b)
Series 2025A , RB , 5.00% , 04/01/27 ..... 9,875 10,191,891
Series 2025A , RB , 5.00% , 04/01/28 ..... 6,900 7,277,789
State of Oregon, Series 2025E, GO,
5.00%, 05/15/28
(b)
................ 4,555 4,805,479
State of Oregon Department of Transportation,
Series B, RB, 5.00%, 11/15/29 ........ 2,235 2,310,439
State of Oregon Housing & Community Services
Department, Series 2024R, RB, VRDN,
4.00%, 01/01/29
(a)
................ 12,000 12,040,261
36,625,859
Pennsylvania — 4.2%
Allegheny County Airport Authority
Series 2025A , RB, AMT , 5.00% , 01/01/29
( AGC )
(b)
...................... 5,215 5,419,255
Series 2025A , RB, AMT , 5.00% , 01/01/30
( AGC ) ....................... 5,410 5,651,067
Allegheny County Hospital Development
Authority, Series 2017D-2 , Sub-Series D, RB,
VRDN, 4.20%, 02/06/25
(a)
........... 1,000 997,848
Allegheny County Sanitary Authority, Series
2024, RB, 5.00%, 12/01/25 .......... 1,650 1,667,733
City of Philadelphia, Series 2017B, RB, AMT,
5.00%, 07/01/29 ................. 2,000 2,042,442
General Authority of Southcentral Pennsylvania,
Series 2015, RB, 5.00%, 12/01/25 ...... 1,530 1,543,941
Luzerne County Industrial Development
Authority, Series 2017, RB, 5.00%, 12/15/27
(AGM) ....................... 1,000 1,009,602
Pennsylvania Economic Development Financing
Authority
(a)
Series 2019A , RB, AMT , VRDN
4.25% , 08/01/25 ................ 7,000 6,997,368
Series 2019B-2 , RB, AMT , VRDN
4.20% , 07/15/25 ................ 2,780 2,758,402
Series 2025A , RB , VRDN 5.00% , 03/15/30 12,000 12,644,633
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 (AGC) ...... 1,870 1,962,131
42,694,422
South Carolina — 0.2%
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/26 ..... 675 694,110
Series 2024A , RB , 5.00% , 12/01/27 ..... 485 506,370
Series 2024A , RB , 5.00% , 12/01/28 ..... 485 513,367
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2022-XG0398, RB, VRDN (Barclays
Bank plc LIQ), 3.74%, 05/08/25 (BAM-
TCRS)
(a) (c) (d)
.................... 700 700,000
2,413,847

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee — 5.6%
Metropolitan Government of Nashville &
Davidson County
TECP , 3.05% , 05/07/25 ............. USD 20,000 $ 19,997,482
TECP , 3.90% , 05/08/25 ............. 4,000 3,999,905
TECP , 3.65% , 05/15/25 ............. 10,000 10,001,425
Tennergy Corp.
Series 2022A , RB , 5.25% , 12/01/25 ..... 575 577,113
Series 2024A , RB , 5.00% , 06/01/28 ..... 210 216,669
Series 2024A , RB , 5.00% , 06/01/29 ..... 625 648,134
Series 2021A , RB , VRDN 4.00% , 09/01/28
(a)
3,435 3,421,635
Tennessee Energy Acquisition Corp.
Series 2006A , RB , 5.25% , 09/01/26 ..... 3,355 3,385,257
Series 2006B , RB , 5.63% , 09/01/26 ..... 5,925 6,026,522
Series 2023A-1 , RB , VRDN
5.00% , 05/01/28
(a)
............... 5,000 5,125,679
Tennessee Housing Development
Agency, Series 2024-3C, RB, VRDN,
3.50%, 10/01/25
(a)
................ 3,520 3,513,266
56,913,087
Texas — 12.4%
Board of Regents of the University of Texas
System
TECP , 3.12% , 05/12/25 ............. 6,500 6,499,050
2.83% , 05/14/25 .................. 5,000 4,998,615
TECP , 2.85% , 05/22/25 ............. 3,200 3,198,888
TECP , 2.85% , 07/01/25 ............. 10,000 9,990,788
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,577,208
Bowie County Industrial Development Corp.,
Series 1985, RB, VRDN (JPMorgan Chase
Bank NA LOC), 2.55%, 05/01/25
(a)
...... 3,500 3,500,000
City of Austin (JPMorgan Chase Bank NA
SBPA), 2.90%, 06/16/25 ............ 5,000 4,996,378
City of Galveston
Series 2024A , RB, AMT , 5.00% , 08/01/26 . 625 634,814
Series 2024A , RB, AMT , 5.00% , 08/01/27 . 650 666,601
Series 2024A , RB, AMT , 5.00% , 08/01/28 . 725 749,160
City of Lubbock Water & Wastewater
Series 2024 , RB , 5.00% , 02/15/26 ...... 2,200 2,232,294
Series 2024 , RB , 5.00% , 02/15/27 ...... 5,620 5,800,292
Series 2024 , RB , 5.00% , 02/15/28 ...... 2,250 2,357,582
Comal Independent School District, Series 2024,
GO, 5.00%, 02/15/26 (PSF) .......... 2,500 2,538,344
Dallas Fort Worth International Airport, Series
2023C, RB, AMT, 5.00%, 11/01/28 ...... 6,930 7,205,423
El Paso Electric Co.
TECP , 3.05% , 06/20/25 ............. 17,000 16,987,683
Fort Bend Independent School District, Series
2025A, GO, 5.00%, 08/15/26 (PSF)
(b)
.... 1,950 1,993,217
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 5,000 5,072,438
Lower Colorado River Authority, Series 2021,
RB, 5.00%, 05/15/28 .............. 1,270 1,334,859
Mission Economic Development Corp., Series
2020A, RB, AMT, VRDN, 3.70%, 05/01/25
(a)
6,500 6,439,866
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 4,500 4,794,246
San Antonio Water System, Series 2016A, RB,
5.00%, 05/15/29 ................. 1,010 1,026,418
State of Texas, Series 2011C, GO, VRDN
(Federal Home Loan Bank SBPA),
2.85%, 05/08/25
(a)
................ 2,400 2,400,000
Tarrant County Cultural Education Facilities
Finance Corp., Series 2024B, RB,
5.00%, 07/01/26 ................. 875 891,342
Security
Par (000)
Par (000) Value
Texas (continued)
Tarrant County Housing Finance Corp., Series
2025, RB, VRDN, 3.60%, 02/01/28
(a)
..... USD 3,000 $ 2,977,970
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/28 1,260 1,261,695
Texas Municipal Gas Acquisition & Supply Corp.
III
Series 2021 , RB , 5.00% , 12/15/25 ...... 4,690 4,722,729
Series 2021 , RB , 5.00% , 12/15/26 ...... 1,850 1,882,035
Texas Municipal Gas Acquisition & Supply Corp.
V
Series 2024 , RB , 5.00% , 01/01/26 ...... 550 552,195
Series 2024 , RB , 5.00% , 01/01/28 ...... 750 760,304
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,050 1,070,406
Tomball Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 4,250 4,313,368
University of North Texas System, Series 2025A,
RB, 5.00%, 04/15/30
(b)
............. 890 957,337
125,383,545
Utah — 0.5%
City of Salt Lake City, Series 2018A, RB, AMT,
5.00%, 07/01/29 ................. 1,000 1,037,653
Utah County Hospital, Series 2018C, RB, VRDN
(TD Bank NA SBPA), 2.40%, 05/01/25
(a)
.. 3,700 3,700,000
4,737,653
Virginia — 0.9%
Virginia Housing Development Authority
Series 2024H , RB , 3.60% , 12/01/28 ..... 1,450 1,450,003
Series 2024H , RB , 3.63% , 06/01/29 ..... 3,965 3,960,424
Series 2025A , RB , 3.25% , 09/01/29 ..... 1,750 1,722,256
Virginia Public School Authority, Series 2017C,
RB, 5.00%, 08/01/29 (ST INTERCEPT) ... 685 709,365
Winchester Economic Development Authority,
Series 2024A, RB, 5.00%, 01/01/28 ..... 1,090 1,131,233
8,973,281
Washington — 2.8%
County of Spokane
Series 2024B , RB, AMT , 5.00% , 01/01/26 . 720 725,638
Series 2024B , RB, AMT , 5.00% , 01/01/27 . 1,600 1,629,376
Series 2024B , RB, AMT , 5.00% , 01/01/28 . 1,625 1,668,019
Series 2024B , RB, AMT , 5.00% , 01/01/29 . 1,760 1,818,733
Port of Seattle, Series 2024B, RB, AMT,
5.00%, 07/01/28 ................. 6,250 6,478,096
State of Washington
Series R-2024C , GO , 5.00% , 08/01/25 ... 8,000 8,034,553
Series R-2024C , GO , 5.00% , 08/01/29 ... 2,370 2,547,886
Washington Health Care Facilities
Authority, Series 2019B-2, RB, VRDN,
5.00%, 08/01/25
(a)
................ 800 800,850
Washington State Housing Finance Commission,
Series 2016VR-1N, RB, VRDN (Royal Bank of
Canada SBPA), 3.62%, 05/08/25
(a)
...... 3,700 3,700,000
Whatcom County Public Utility District No. 1,
Series 2025A, GO, AMT, 5.00%, 12/01/29
(BAM) ....................... 525 549,118
27,952,269
West Virginia — 0.1%
West Virginia Economic Development Authority,
Series 2015A, RB, VRDN, 3.38%, 06/15/28
(a)
1,000 990,194

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin — 1.9%
State of Wisconsin, Series 2024-2, GO,
5.00%, 05/01/26 ................. USD 7,000 $ 7,137,136
Wisconsin Health & Educational Facilities
Authority
(a)
Series 2008B , RB , VRDN ( TD Bank NA
LOC ), 2.50% , 05/01/25 ............ 10,355 10,355,000
Series 2018C-2 , RB , VRDN 3.80% , 07/01/26 2,000 1,988,821
19,480,957
Total Long-Term Investments — 100 .6%
(Cost: $ 1,018,190,821 ) ............................ 1,017,009,654
Shares
Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.05%
(e) (f)
......... 10,830,701 10,831,785
Total Short-Term Securities — 1 .1%
(Cost: $ 10,831,785 ) ............................... 10,831,785
Total Investments — 101 .7%
(Cost: $ 1,029,022,606 ) ............................ 1,027,841,439
Liabilities in Excess of Other Assets — (1.7) % ............. (16,767,214)
Net Assets — 100.0% ...............................
$ 1,011,074,225
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 192,950 $ 10,638,835
(a)
$ — $ — $ — $ 10,831,785 10,830,701 $ 90,663 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,017,009,654 $ — $ 1,017,009,654
Short-Term Securities
Money Market Funds ...................................... 10,831,785 — — 10,831,785
$ 10,831,785 $ 1,017,009,654 $ — $ 1,027,841,439

Statement of Assets and Liabilities
(unaudited)
April 30, 2025
2025
I Shares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short
Maturity
Municipal Bond
Active ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,017,009,654
Investments, at value — affiliated
(b)
.......................................................................................... 10,831,785
Receivables: –
Capital shares sold ................................................................................................... 2,503,908
Dividends — affiliated ................................................................................................. 22,191
Interest — unaffiliated ................................................................................................. 11,228,055
Total a ssets .........................................................................................................
1,041,595,593
LIABILITIES
Bank overdraft ........................................................................................................ 7,871
Payables: –
Investments purchased ................................................................................................ 30,316,074
Investment advisory fees ............................................................................................... 197,423
Total li abilities ........................................................................................................
30,521,368
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 1,011,074,225
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,009,511,074
Accumulated earnings .................................................................................................. 1,563,151
NET ASSETS ........................................................................................................
$ 1,011,074,225
NET ASSET VALUE
Shares outstanding ....................................................................................................
20,200,000
Net asset value .......................................................................................................
$ 50.05
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,018,190,821
(b)
  Investments, at cost — affiliated ................................................................................... $ 10,831,785

Statement of Operations
(unaudited)

Six Months Ended April 30, 2025

Statement of Operations
iShares Short
Maturity Municipal
Bond Active ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 90,663
Interest — unaffiliated ................................................................................................ 13,728,413
Total investment income ................................................................................................
13,819,076
EXPENSES
Investment advisory ................................................................................................. 985,981
Interest expense ................................................................................................... 18,810
Total expenses ......................................................................................................
1,004,791
Net investment income .................................................................................................
12,814,285
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,710,323)
Net realized gain from:
Investments — unaffiliated .......................................................................................... $ 1,967
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... (2,712,291)
Net realized and unrealized loss ...........................................................................................
(2,710,324)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 10,103,961
See notes to financial statements.

Statements of Changes in Net Assets

2025
I Shares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short Maturity Municipal Bond Active
ETF
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 12,814,285 $ 22,748,363
Net realized gain .................................................................................. 1,967 87,059
Net change in unrealized appreciation (depreciation) .......................................................... (2,712,291) 4,310,450
Net increase in net assets resulting from operations .............................................................
10,103,961 27,145,872
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(12,005,742)
(b)
(22,639,189)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
330,693,123 72,573,365
NET ASSETS
Total increase in net assets ............................................................................. 328,791,342 77,080,048
Beginning of period ..................................................................................
682,282,883 605,202,835
End of period ......................................................................................
$ 1,011,074,225 $ 682,282,883
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares Short Maturity Municipal Bond Active ETF
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period .................
$ 50.17  $ 49.81  $ 49.62  $ 50.11  $ 50.19  $ 50.13
Net investment income
(a)
.........................
0 .81  1 .75  1 .51  0 .37  0 .17  0 .51
Net realized and unrealized gain (loss)
(b)
...............
(0.15) 0.36  0.11  (0.62) (0.07) 0.13
Net increase (decrease) from investment operations ........ 0.66  2.11  1.62  (0.25) 0.10  0.64
Distributions from net investment income
(c)
............ (0.78)
(d)
(1.75) (1.43) (0.24) (0.18) (0.58)
Net asset value, end of period ...................... $ 50.05  $ 50.17  $ 49.81  $ 49.62  $ 50.11  $ 50.19
Total Return
(e)
Based on net asset value .......................... 1.33%
(f)
4.30% 3.32% (0.51)% 0.19% 1.29%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.25%
(h)
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ............................
3.25%
(h)
3.49% 3.04% 0.75% 0.34% 1.02%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,011,074  $ 682,283  $ 605,203  $ 520,960  $ 293,169  $ 291,091
Portfolio turnover rate
(i)
............................ 16% 91% 195% 98% 52% 108%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated
iShares ETF
Diversification
Classification
Short Maturity Municipal Bond Active ........................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended April 30, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
iShares ETF Investment Advisory Fees
Short Maturity Municipal Bond Active ..................................................................................... 0 .25%
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Short Maturity Municipal Bond Active ......................................................... $ 107,631,749 $ 83,088,389 $ —

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

5. Purchases and Sales
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
There were no in-kind transactions for the six months ended April 30, 2025.
6. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2024, the Fund had non-expiring capital loss carryforwards of $32,764 available to offset future realized capital gains.
As of April 30, 2025 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such
iShares ETF Purchases Sales
Short Maturity Municipal Bond Active ......................................................................... $ 330,647,589 $ 83,220,000
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short Maturity Municipal Bond Active .................................... $ 1,029,022,657 $ 1,055,500 $ (2,236,718) $ (1,181,218)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
Short Maturity Municipal Bond Active
Shares sold 7,050,000 $ 353,207,909 3,800,000 $ 190,315,274
Shares redeemed
(450,000) (22,514,786) (2,350,000) (117,741,909)
6,600,000 $ 330,693,123 1,450,000 $ 72,573,365

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
LIQ Liquidity Agreement
LOC Letter of Credit
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
iShares U.S. ETF Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: June 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: June 24, 2025